Note 9 - Share-based Payments - Number of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Balance at beginning of year, options	3,025,826	2,453,586	2,462,914
Balance at beginning of year, weighted average exercise price	$ 2.61	$ 0.44	$ 0.44
Grant (number of stock options)	1,869,400	671,253
Issued during the year, weighted average exercise price	$ 14.16	$ 10.22
Exercised during the year, options	(51,484)	(99,013)
Exercised during the year, weighted average exercise price	$ 3.80	$ 0.32
Forfeited during the year, options	(449,968)		(9,328)
Forfeited during the year, weighted average exercise price	$ 10.13		$ 0.69
Balance at end of period, options	4,393,774	3,025,826	2,453,586
Balance at end of period, weighted average exercise price	$ 6.74	$ 2.61	$ 0.44